SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Statement of financial position items, except for equity accounts	7.2258	6.7114
Items in the statements of income and comprehensive income, and statements of cash flows	6.9415	6.4571